Document and Entity Information	Total
Document and Entity Information:
Registrant Name	VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Amendment Flag	false
Central Index Key	0000773675
Document Creation Date	Dec. 29, 2016
Document Effective Date	Dec. 29, 2016
Delaware Tax-Free Minnesota Intermediate Fund | Class A
Document and Entity Information:
Trading Symbol	DXCCX
Delaware Tax-Free Minnesota Intermediate Fund | Class C
Document and Entity Information:
Trading Symbol	DVSCX
Delaware Tax-Free Minnesota Intermediate Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DMIIX